Property, furniture and equipment, net - Summary of amortization schedule of lease liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 112,581	S/ 234,946	S/ 269,755
2022
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities		46,142
2023
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	38,095	38,406
2024
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	27,497	23,972
2025
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	18,571	15,877
2026 onwards
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 28,418	S/ 110,549